Investment Securities (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Securities	Dec. 31, 2011	Dec. 31, 2010
Available For Sale Securities (Textual) [Abstract]
Proceeds from sales of securities available for sale	$ 496,304	$ 402,476	$ 22,204
Gross gains realized on sales and calls	8,413	5,386	0
Net gains from investments including trading securities	8,575	4,738	0
Change in estimated fair value of CDO	50
Securities in portfolio	123
Securities in portfolio in an unrealized loss position	18
Investment securities, carrying values	$ 403,628